Derivative and Hedging Instruments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 395,957,000,000	$ 440,098,000,000
Fair value of reinsurance ceded guaranteed minimum income benefits	585,000,000	734,000,000
Fair value of reinsurance assumed guaranteed minimum income benefits	65,000,000	86,000,000
Fair value of credit and interest rate embedded derivatives	395,000,000	11,000,000
Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]
Disclosure of detailed information about hedges [Line Items]
Net loss that will be reclassified from AOCI to net income within next 12 months	$ 9,000,000
Maximum time frame for which variable cash flows are hedged	14 years
Variable annuity guarantee dynamic hedging and macro equity risk hedging programs [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 77,000,000,000	121,000,000,000
Derivatives [member] | Interest Rate Benchmark Reform [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 211,000,000,000	$ 258,000,000,000